Contributed Equity - Summary of Unlisted Options (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2019
American Depository Shares [member]
Disclosure of classes of share capital [line items]
Description of American depository shares	1 American Depository Shares (ADS) listed on NASDAQ equals 100 ordinary shares listed on ASX thus the number of warrants on issue has been grossed up and the exercise price adjusted accordingly in the above table to be comparable.